Schedule of Investments
September 30, 2023 (Unaudited)
1919 Financial Services Fund
Security	Shares	Value
Common Stocks — 102.4%
Capital Markets — 7.1%
Ameriprise Financial Inc.	14,000	$4,615,520
CME Group Inc.	6,300	1,261,386
MarketAxess Holdings Inc.	2,300	491,372
S&P Global Inc.	4,400	1,607,804
Total Capital Markets		7,976,082
Commercial Banks — 44.7%
Bank of America Corp.	189,000	5,174,820
Banner Corp.	72,000	3,051,360
Coastal Financial Corp./WA(a)	65,000	2,789,150
Columbia Banking System Inc.	68,600	1,392,580
Community Bank System Inc.	11,500	485,415
Farmers & Merchants Bank of Long Beach	200	971,599
Fifth Third Bancorp	97,000	2,457,010
First Western Financial Inc.(a)	77,000	1,397,550
Glacier Bancorp Inc.	62,800	1,789,800
HBT Financial Inc.	32,900	600,096
Heritage Financial Corp.	103,000	1,679,930
JPMorgan Chase & Co.	44,240	6,415,685
M&T Bank Corp.	14,400	1,820,880
Pacific Premier Bancorp Inc.	86,263	1,877,083
PNC Financial Services Group Inc.	20,000	2,455,400
QCR Holdings Inc.	63,000	3,056,760
SmartFinancial Inc.	61,000	1,303,570
South State Corp.	33,575	2,261,612
Stock Yards Bancorp Inc.	65,000	2,553,850
Truist Financial Corp.	42,500	1,215,925
U.S. Bancorp	120,000	3,967,200
Webster Financial Corp.	40,535	1,633,966
Total Commercial Banks		50,351,241
Diversified Financial Services — 9.2%
Alerus Financial Corp.	52,000	945,360
Charles Schwab Corp/The	57,170	3,138,633
Intercontinental Exchange Inc.	33,000	3,630,660
Voya Financial Inc.	40,000	2,658,000
Total Diversified Financial Services		10,372,653

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Financial Services Fund
Security	Shares	Value
Insurance — 22.5%
American Financial Group Inc.	26,900	$3,003,923
Brown & Brown Inc.	63,000	4,399,920
Chubb Limited	43,000	8,951,740
First American Financial Corp.	11,000	621,390
Hanover Insurance Group Inc.	25,000	2,774,500
Marsh & McLennan Cos Inc.	20,000	3,806,000
Reinsurance Group of America Inc.	12,000	1,742,280
Total Insurance		25,299,753
IT Services — 13.8%
Fidelity National Information Services Inc.	49,600	2,741,392
Fiserv Inc.(a)	34,000	3,840,640
Global Payments Inc.	24,199	2,792,322
I3 Verticals Inc., Class A Shares(a)	82,480	1,743,627
Visa Inc., Class A Shares	19,000	4,370,190
Total IT Services		15,488,171
Professional Services — 2.1%
Verisk Analytics Inc.	10,000	2,362,400
Total Professional Services		2,362,400
Real Estate Investment Trusts (REITs) — 1.7%
Prologis Inc.	12,000	1,346,520
Simon Property Group LP	5,700	615,771
Total Real Estate Investment Trusts (REITs)		1,962,291
Thrifts & Mortgage Finance — 1.3%
WSFS Financial Corp.	39,800	1,452,700
Total Thrifts & Mortgage Finance		1,452,700
Total Common Stocks (Cost — $68,877,652)		115,265,291
Short-Term Investment — 2.2%
Fidelity Investments Money Market - Government Portfolio - Class I – 5.23% (b)	2,503,447	2,503,447
Total Short-Term Investment (Cost — $2,503,447)		2,503,447
Total Investments — 104.6% (Cost — $71,381,099)		117,768,738
Liabilities in Excess of Other Assets — (4.6)%		(5,201,862)
Total Net Assets — 100.0%		$112,566,876

Notes: (a) Non-income producing security. (b) The rate reported is the annualized seven-day yield as of September 30, 2023.

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Financial Services Fund

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$115,265,292	$–	$–	$115,265,292
Total Long-Term Investments	115,265,292	–	–	115,265,292
Short-Term Investment	2,503,447	–	–	2,503,447
Total Investments	$117,768,738	$–	$–	$117,768,738

See Schedule of Investments for additional detailed categorizations.